Exhibit 99.1

Verizon Owner Trust 2017-1
Asset Backed Notes
Sample Receivable Agreed-Upon Procedures

Report To:
Cellco Partnership
Verizon ABS LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Barclays Capital Inc.
Mizuho Securities USA Inc.
MUFG Securities Americas Inc.

24 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Cellco Partnership
Verizon ABS LLC
1 Verizon Way
Basking Ridge, New Jersey 07920

Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park, 11th Floor
New York, New York 10036

Barclays Capital Inc.
745 Seventh Avenue, 5th Floor
New York, New York 10019

Mizuho Securities USA Inc.
320 Park Avenue, 12th Floor
New York, New York 10022

MUFG Securities Americas Inc.
1221 Avenue of the Americas, 6th Floor
New York, New York 10020

Re:	Verizon Owner Trust 2017-1 Asset Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Verizon ABS LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Verizon Owner Trust 2017‑1 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”), on behalf of the Depositor, provided us with:
a.	Electronic data files
i.
Labeled “SECUR_ABS_STATPOOL_20170215_V2 Just Loan Number.txt” (the “Receivable Listing File”) that the Sponsor, for behalf of the Depositor, indicated contains the LOAN_NUM (the “Receivable Number”) for certain device payment plan agreements (the “Statistical Receivables”) that are expected to be representative of the Receivables

ii.
Labeled “SECUR_ABS_STATPOOL_20170215_V4.txt” and the corresponding record layout and decode information (the “Initial Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Statistical Receivables as of 15 February 2017 (the “Statistical Cutoff Date”) and

iii.
Labeled “SECUR_ABS_STATPOOL_20170215_V5.txt” and the corresponding record layout and decode information (the “Updated Data File,” together with the Receivable Listing File and Initial Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Statistical Receivables as of the Statistical Cutoff Date,

b.	Electronic data files labeled:
i.	“finey east 2017 02 17.txt,”
ii.	“finey nrth 2017 02 17.txt” and
iii.	“finey west 2017 02 17.txt”
and the corresponding record layouts and decode information (collectively, the “Vision Files”) that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to the Matching Preliminary Sample Receivables (as defined in Attachment A),
c.
An electronic file labeled “VZOT 2017-1 EY Final Random Sample (1000) with FICO.xlsx” (the “Data Warehouse File”) that the Sponsor, on behalf of the Depositor, indicated contains FICO score information from the Vision System relating to each Sample Receivable (as defined in Attachment A),

d.	Imaged copies of:
i.	The retail installment contract or installment loan agreement (collectively and as applicable, the “Contract”) and
ii.
Certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Contract, Vision Files and Data Warehouse File, the “Sources”)

relating to each Sample Receivable,
e.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Initial Data File and Updated Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Receivable Listing File, Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 February 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 2,000 Statistical Receivables from the Receivable Listing File (the “Preliminary Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Receivables they instructed us to randomly select from the Receivable Listing File.

For each Preliminary Sample Receivable on the Receivable Listing File, we compared the the Receivable Number, as shown on the Receivable Listing File, to the corresponding Receivable Number (“INSTALL_LOAN_NO”), as shown on the Vision Files, and noted that:
a.	1,648 of the Preliminary Sample Receivables included on the Receivable Listing File were included on the Vision Files (the “Matching Preliminary Sample Receivables”) and
b.	352 of the Preliminary Sample Receivables included on the Receivable Listing File were not included on the Vision Files (the “Removed Preliminary Sample Receivables”).
The Sponsor, on behalf of the Depositor, instructed us to not perform any procedures on the Removed Preliminary Sample Receivables.

2.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Matching Preliminary Sample Receivables (the “Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Matching Preliminary Sample Receivables.

For the purpose of the procedures described in this report, the 1,000 Sample Receivables are referred to as Sample Receivable Numbers 1 through 1,000.

3.
For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information described in the succeeding paragraph of this Item 3., all such compared information was in agreement.

In performing the procedures described in the preceeding paragraph of this Item 3., we identified:
a.
73 Sample Receivables with a customer establish date Sample Characteristic with a year between 2088 and 2099, as shown on the Initial Data File, and a corresponding year between 1988 and 1999, as shown on the Vision Files, and

b.
72 Sample Receivables with an account establish date Sample Characteristic with a year between 2088 and 2099, as shown on the Initial Data File, and a corresponding year between 1988 and 1999, as shown on the Vision Files.

The Sponsor, on behalf of the Depositor, indicated that the information described above, as shown on on the Vision Files, is correct.

Attachment A Page 2 of 2

4.
For each device payment plan agreement on the Initial Data File and Updated Data File, we compared the Receivable Number, as shown on the Initial Data File, to the corresponding Receivable Number, as shown on the Updated Data File, and noted that:

a.	All of the Statistical Receivables were included on both the Initial Data File and Updated Data File and
b.	No device payment plan agreements other than the Statistical Receivables were included on the Initial Data File or Updated Data File.

5.
For each Sample Receivable, we compared the Sample Characteristics (except for the customer establish date and account establish date Sample Characteristics, which the Sponsor, on behalf of the Depositor, instructed us not to compare) listed on Exhibit 1 to Attachment A, as shown on the Initial Data File, to the corresponding information on the Updated Data File.  All such compared information was in agreement.

6.
For each Sample Receivable, we compared the customer establish date and account establish date Sample Characteristics, as shown on the Updated Data File, to the corresponding information located on the Vision Files.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Initial Data File Field Name	Source(s)	Note(s)

Receivable Number	LOAN_NUM	Contract, Vision Files and Data Warehouse File	i.
Interest rate	INTERST_RATE	Contract
Original loan amount	INSTALL_LOAN_AMT	Contract
Phone cost	LOAN_TAX_BASE_AMT	(a) Contract or (b) Contract and recalculation	ii.
Monthly payment amount	LOAN_MONTHLY_PMT_AMT	Contract
Loan first payment amount	LOAN_FIRST_COLL_AMT	Contract
Payment frequency	PAYMENT_FREQUENCY	Contract
Down payment amount	LOAN_DOWN_PMT_AMT	Contract
FICO score	FICO_SCORE	Data Warehouse File
Customer ID	CUST_ID	Vision Files	i., iii.
Account number	ACCT_NUM	Vision Files	i., iii.
Outlet ID	SLS_OUTLET_ID	Vision Files	iii.
Legal entity ID	LEGAL_ENTITY	Vision Files	iii.
Customer type	VSN_CUST_TYPE_CD	Vision Files	iii.
State	STATE_CODE	Vision Files or System Screen Shots	iii., iv.
Customer establish date	OLDEST_CUST_EST_DT	Vision Files or System Screen Shots	iii., iv.
Account establish date	ACCT_ESTB_DT	Vision Files	iii.
Date of loan origination	LOAN_CUST_SLS_DT	Vision Files	iii.
Number of lines in service on account	TOTAL_ACTV_LINE_CNT	Vision Files or System Screen Shots	iii., iv.
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	Vision Files or System Screen Shots	iii., iv.
Last payment tender type	LAST_PMT_TENDER_DESC	Vision Files or System Screen Shots	iii., iv., v.
Description of retail outlet	CHANNEL	Vision Files	iii., vi.
Operating system	BI_EQP_DESC_ABBRV	Vision Files	iii., vii.
Loan program	LOAN_PROGRAM_ID	Vision Files	viii.
Original tenure classification	TENURE_CUSTESTB_TO_SLS	(a) Vision Files and recalculation or (b) Vision Files, System Screen Shots and recalculation	ix.
Current loan balance	LOAN_OUTST_BAL_AMT	Vision Files and recalculation	x.
Insurance flag	INSURANCE_IND	Vision Files	xi.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

ii.
For the purpose of comparing the phone cost Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the total sales price or retail price, as applicable, as shown on the Contract, or, if the Contract did not contain the total sales price or retail price, the Sponsor, on behalf of the Depositor, instructed us to recalculate the phone cost by adding the:

a.	Original loan amount and
b.	Down payment amount,
both as shown on the Contract.

iii.
For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the Vision Files (in accordance with note iv., if applicable) corresponding to the Sample Characteristic as shown in the following table:

Sample Characteristic	Vision Files Field Name

Customer ID	CUST_ID_NO
Account number	ACCT_NO
Outlet ID	OUTLET_ID
Legal entity ID	LEGAL_ENTITY_ID
Customer type	CUST_TY P_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Account establish date	ESTAB_DT
Date of loan origination	LOAN_CUST_SLS_DT
Number of lines in service on account	ACTIVE_MTNS_QTY
Number of device payments on account	LOANS_PER_CUST
Last payment tender type	PMT_MEDIA_CD
Description of retail outlet	SLS_DIST_CHNL_DSC
Operating system	DSC

iv.
For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Sources.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Initial Data File or Updated Data File, as applicable, agreed to the corresponding information on at least one such Source (subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the succeeding paragraph of this note iv. and in accordance with notes iii., v. and ix., if applicable).  We performed no procedures to reconcile any differences that may exist between various Sources for the indicated Sample Characteristic.

Exhibit 1 to Attachment A

Notes:  (continued)

iv.  (continued)

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cutoff Date.  For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, as applicable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cutoff Date.

v.
For the purpose of comparing the last payment tender type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “?,” as shown on the Initial Data File, if the corresponding last payment tender type was “<blank>,” as shown on the Vision Files (in accordance with notes iii. and iv.).

vi.
For the purpose of comparing the description of retail outlet Sample Characertistic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations (in accordance with note iii.).

vii.
For the purpose of comparing the operating system Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Initial Data File agreed with the corresponding value on the Vision Files, as shown in the following table (and in accordance with note iii.):

Initial Data File Value	Vision Files Value

APL4GSmartphone	APPLE
MOT4GSmartphone	MOTOROLA
GGL4GSmartphone	GOOGLE
SAM4GSmartphone	SAMSUNG
LGI4GSmartphone	LG
APL4GTablet	APPLE
HTC4GSmartphone	HIGH TECH COMPUTER or
GOOGLE
ASU4GTablet	ASUS
SAMFeaturePhones	SAMSUNG
SAM4GTablet	SAMSUNG
KYO4GSmartphone	KYOCERA
QUA4GTablet	QUANTA
LGIFeaturePhones	LG

Exhibit 1 to Attachment A

Notes:  (continued)

viii.	For the purpose of comparing the loan program Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of:
a.
“24-50,” as shown on the Initial Data File, if the corresponding LOAN_TERM_MTH_QTY (“loan term month quantity”) and LOAN_EDGE_UP_PCT (“loan edge up percent”) values are “24” and “50,” respectively, as shown on the Vision Files, and

b.	“24-100,” as shown on the Initial Data File, if the corresponding loan term month quantity and loan edge up percent values are “24” and “100,” respectively, as shown on the Vision Files.

ix.
For each Sample Receivable (except for Sample Receivable Numbers 2, 67, 72, 124, 128, 144, 205, 226, 389, 426, 440, 453, 473, 475, 488, 517, 553, 556, 557, 615, 617, 696, 749, 848, 879, 884, 899, 910, 959, 961 and 987 (collectively, the “Original Tenure System Screen Shot Sample Receivables”)), the Sponsor, on behalf of the Depositor, instructed us to calculate the tenure (the “Tenure”) as the difference in days between the:

a.	LOAN_CUST_SLS_DT and
b.	ORIG_EFF_DT,
both as shown on the Vision Files.

For each Original Tenure System Screen Shot Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to calculate the Tenure as the difference in days between the:
a.	LOAN_CUST_SLS_DT, as shown on the Vision Files, and
b.	ORIG_EFF_DT, as shown on the System Screen Shots.

For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the Tenure value, as calculated above in this note ix., agreed with the corresponding value on the Initial Data File, as shown in the following table:

Tenure	Initial Data File Value

< 210	New
> = 210 and < 365	Exist 8-12 Mo
> = 365 and < 730	Exist 1-2 Yr
> = 730 and < 1,095	Exist 2-3 Yr
> = 1,095 and < 1,460	Exist 3-4 Yr
> = 1,460 and < 1,825	Exist 4-5 Yr
> = 1,825	Exist 5+ Yr

x.
For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the:

a.	TOT_APPLIED_PMT_AMT from
b.	INSTALL_LOAN_AMT,
both as shown on the Vision Files.

Exhibit 1 to Attachment A

Notes:  (continued)

xi.	For the purpose of comparing the insurance flag Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use:
a.	“N” for Sample Receivables with an OFFERING_DSC value of “0,” as shown on the Vision Files, and
b.	“Y” for all other Sample Receivables.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.